Acquisitions - Fair Values of Assets and Liabilities of SMAM at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Jul. 29, 2016	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Assets:
Cash and deposits with banks		¥ 57,763,441	¥ 54,645,472	¥ 54,696,069	¥ 47,330,155
Trading assets		2,767,691	3,169,123	3,169,123
Intangible assets		605,977		562,177	670,113
All other assets		4,079,814	3,958,897	4,043,908
Total assets		195,503,623	191,927,385	192,175,566
Liabilities		183,730,177	¥ 179,564,245	179,679,767
Goodwill		¥ 215,808		¥ 273,725	¥ 426,455
Sumitomo mitsui asset management company, limited [member]
Assets:
Cash and deposits with banks	¥ 15,411
Trading assets	12,030
Intangible assets	14,555
All other assets	11,007
Total assets	53,003
Liabilities	14,995
Net assets	38,008
Non-controlling interests measured at their proportionate share of the identifiable net assets	(15,203)
Net assets acquired	22,805
Goodwill	38,053
Total consideration	60,858
Consideration:
Cash	20,286
Fair value of the equity interest in SMAM held before the acquisition 35,902	40,572
Total consideration	60,858
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 8